LIQUID INSTITUTIONAL RESERVES                                SEMIANNUAL REPORT

December 16, 1996

Dear Shareholder,

We are pleased to present you with the semiannual report for Liquid Institutional Reserves (LIR) for the six months ended October 31, 1996. We would also like to take this opportunity to thank you for your support. Over the past year, assets in the three LIR Funds have passed the $1 billion mark. We look forward to a continuing relationship with you.


GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------
  Early in the year, government reports showing higher-than-expected economic growth prompted a shift in market sentiment, which in turn caused a sharp drop in bond prices and ensuing stock market volatility. Several factors helped move stocks higher despite this volatility, including an overall positive environment for corporate earnings and profit growth as well as strong cash flows into equity mutual funds. Then, in July, a spate of disappointing earnings announcements helped contribute to the first meaningful overall stock market correction since 1994. This proved short-lived, however, and in August the market retraced much of the ground it had lost. By mid-September and into October, as investor confidence grew, money returning to the equity markets propelled the Standard & Poor's 500, a commonly used measure of stock market performance, to record highs (a circumstance which underscores the hazards of market timing). The Federal Reserve Board (the "Fed") echoed investor confidence when, as it did during its May and July 1996 meetings, it chose to keep key interest rates unchanged at the September 1996 Federal Open Market Committee meeting. The Fed's decision to do so suggested that officials continued to discount the potential for an overheating economy or accelerating inflation.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------
  During the six-month period, the Fed maintained a Federal Funds rate of 5.25%, an indication of the Fed's perception that the economic environment had assumed a measure of stability. We anticipated this scenario and, as a result, kept the Funds' average weighted maturities slightly longer than those of their peers over the six-month period. As a result, the Funds had a minimum of cash to invest at lower interest rates, a situation that ultimately proved beneficial to performance.

  As of October 31, 1996, the approximate net assets of the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund were $920 million, $91 million and $38 million, respectively. On October 31, 1996, the Money Market Fund's weighted average maturity was 50 days, while the weighted average maturities for the Government Securities Fund and the Treasury Securities Fund were 41 days and 21 days, respectively.

     SEMIANNUAL REPORT          ANNUALIZED YIELDS AS OF 10/31/96

                                CURRENT 7-DAY     EFFECTIVE 7-DAY
                                AVERAGE YIELD     AVERAGE YIELD

     Money Market Fund              5.21%              5.35%

     Government Securities Fund     5.05               5.17

     Treasury Securities Fund       4.76               4.87


OUTLOOK
--------------------------------------------------------------------------------

- Going forward, we believe that the Fed will continue on its present course, at least until the beginning of the new year, as inflation does not appear to be a problem and the economy continues to grow at a comfortable rate. We are particularly confident with respect to this scenario given the results of the Presidential election. Had the results been other than what they were, it would have been more likely that the Fed could have strayed from its steady path.

  Given our belief that the current economic environment will persist, we plan to maintain the Funds' current position. Investment decisions for the Funds will continue to be dominated by credit quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Funds' emphasis on security, quality and liquidity.

  Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.
Sincerely,

MARGO N. ALEXANDER         DENNIS L. MCCAULEY          SUSAN P. RYAN
President,                 Managing Director and       Senior Vice President,
Mitchell Hutchins Asset    Chief Investment            Mitchell Hutchins Asset
Management Inc.            Officer--Fixed Income,      Management Inc.
                           Mitchell Hutchins Asset
                           Management Inc.

--------------------------------------------------------------------------------


BOARD OF TRUSTEES

E. Garrett Bewkes, Jr.

CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
John R. Torell III

PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY


Julian F. Sluyters
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM.

READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

               LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

                PORTFOLIO OF INVESTMENTS            OCTOBER 31, 1996 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY
  (000)                                                                  DATES          INTEREST RATES      VALUE
---------                                                         --------------------  ---------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.74%
 $ 3,000    Federal Farm Credit Bank*...........................        11/01/96            5.515%       $  2,999,577
  11,200    Federal Home Loan Bank..............................  03/25/97 to 11/07/97  5.800 to 7.650     11,208,449
   5,000    Federal Home Loan Mortgage Corporation..............        08/28/97             5.640          4,989,981
   3,000    Federal National Mortgage Association...............        02/14/97             4.780          2,998,838
   3,000    Student Loan Marketing Association..................  07/03/97 to 08/01/97  6.070 to 6.100      3,000,000
                                                                                                         ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost--$25,196,845)....                                           25,196,845
                                                                                                         ------------
DOMESTIC BANK NOTES - 3.04%
   3,000    Bank of Hawaii......................................        01/03/97             5.500          3,000,000
   7,000    F.C.C. National Bank................................  11/01/96 to 04/17/97  5.640 to 5.650      6,999,469
  10,000    LaSalle National Bank...............................        04/08/97             5.510         10,000,000
   3,000    Morgan Guaranty Trust Company.......................        01/15/97             5.250          3,000,550
   5,000    Wachovia Bank of North Carolina.....................        11/15/96             5.290          5,000,018
                                                                                                         ------------
TOTAL DOMESTIC BANK NOTES (cost--$28,000,037)...................                                           28,000,037
                                                                                                         ------------
CERTIFICATES OF DEPOSIT - 18.81%
DOMESTIC - 1.63%
  10,000    Bank of America National Trust & Savings
              Association.......................................        01/24/97             5.380         10,000,332
   5,000    Morgan Guaranty Trust Company.......................        08/12/97             5.730          4,999,220
                                                                                                         ------------
                                                                                                           14,999,552
                                                                                                         ------------
YANKEE - 17.18%
  30,000    Bank of Tokyo-Mitsubishi Ltd........................  11/07/96 to 01/08/97  5.540 to 5.600     30,000,963
  15,000    Commerzbank AG......................................        01/21/97             5.520         15,000,632
   8,000    Den Danske Bank AG..................................        11/27/96             5.270          8,000,000
  13,000    Deutsche Bank AG....................................  07/11/97 to 11/17/97  5.780 to 6.110     12,999,703
   3,000    Dresdner Bank AG....................................        02/26/97             5.010          2,999,152
  35,000    Industrial Bank of Japan Ltd........................  11/01/96 to 11/04/96  5.440 to 5.450     35,000,119
  20,000    Sanwa Bank Ltd......................................  11/12/96 to 11/18/96  5.360 to 5.397     20,000,028
  19,000    Societe Generale....................................  12/23/96 to 06/13/97  5.430 to 6.090     19,000,027
  10,000    Sumitomo Bank Ltd...................................        11/14/96             5.370         10,000,091
   5,000    Westpac Banking Corp................................        03/19/97             5.610          4,999,712
                                                                                                         ------------
                                                                                                          158,000,427
                                                                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT (cost--$172,999,979)..............                                          172,999,979
                                                                                                         ------------
COMMERCIAL PAPER@ - 63.07%
ASSET-BACKED - 7.58%
  20,550    Asset Securitization Cooperative Corp...............  11/19/96 to 01/09/97  5.240 to 5.390     20,452,418
  29,907    Delaware Funding Corporation........................  11/08/96 to 11/15/96  5.260 to 5.270     29,866,145
  17,500    Eiger Capital Corporation...........................  11/21/96 to 11/22/96  5.250 to 5.260     17,447,458
   2,000    New Center Asset Trust..............................        01/29/97             5.420          1,973,201
                                                                                                         ------------
                                                                                                           69,739,222
                                                                                                         ------------
AUTO & TRUCK - 1.01%
   9,300    Toyota Motor Credit Corp............................        11/19/96             5.230          9,275,681
                                                                                                         ------------

               LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                                                 MATURITY
  (000)                                                                  DATES          INTEREST RATES      VALUE
---------                                                         --------------------  ---------------  ------------

COMMERCIAL PAPER@ - (CONTINUED)

BANKING - 10.68%
 $10,000    Abbey National North America........................  11/29/96 to 03/17/97  5.330 to 5.480%  $  9,875,761
   5,000    ABN-AMRO North America Finance Inc..................        03/10/97             5.400          4,903,250
  20,000    BEX America Finance Inc.............................  11/01/96 to 11/22/96  5.310 to 5.330     19,953,538
  25,000    Cregem North America Inc............................        01/02/97             5.400         24,767,500
   5,000    Morgan (J.P.) & Co., Inc............................        01/16/97             5.370          4,943,317
  10,000    Societe Generale North America, Inc.................        02/05/97             5.400          9,856,000
  24,500    Westpac Capital Corp................................        03/10/97             5.350         24,030,315
                                                                                                         ------------
                                                                                                           98,329,681
                                                                                                         ------------
BROKER-DEALER - 9.22%
  20,000    Goldman Sachs Group L.P.............................  11/04/96 to 11/13/96  5.250 to 5.400     19,978,000
   5,000    Merrill Lynch & Co., Inc............................        01/21/97             5.430          4,938,913
  25,000    Morgan Stanley Group Inc............................  11/01/96 to 01/15/97  5.330 to 5.600     24,857,658
  35,000    Nomura Holding America Inc..........................        11/01/96             5.600         35,000,000
                                                                                                         ------------
                                                                                                           84,774,571
                                                                                                         ------------
CHEMICALS - 1.08%
  10,000    dupont (E.I.) deNemours & Co........................        12/20/96             5.310          9,927,725
                                                                                                         ------------
DRUGS, HEALTH CARE - 5.57%
   5,000    Lilly (Eli) & Co....................................        11/14/96             5.230          4,990,557
  10,000    Pfizer Inc..........................................        11/01/96             5.280         10,000,000
  26,560    Sandoz Corporation..................................  11/04/96 to 01/22/97  5.250 to 5.380     26,359,549
  10,000    Zeneca Wilmington Inc...............................        12/17/96             5.350          9,931,639
                                                                                                         ------------
                                                                                                           51,281,745
                                                                                                         ------------
ELECTRONICS - 1.60%
  14,750    Panasonic Finance Inc...............................  11/07/96 to 12/20/96       5.240         14,676,094
                                                                                                         ------------
ENERGY - 3.23%
   9,750    Exxon Imperial U.S. Inc.............................        11/21/96             5.230          9,721,671
  20,000    Mobil Australia Finance Co..........................  11/08/96 to 11/18/96       5.240         19,965,067
                                                                                                         ------------
                                                                                                           29,686,738
                                                                                                         ------------
FINANCE-CONDUIT - 8.65%
  10,000    ANZ (Delaware) Inc..................................        12/27/96             5.340          9,916,933
  10,000    Commerzbank U.S. Finance............................        11/20/96             5.240          9,972,344
  19,713    MetLife Funding Inc.................................  11/04/96 to 11/25/96  5.240 to 5.270     19,666,159
  40,000    UBS Finance (Delaware) Incorporated.................        11/01/96             5.560         40,000,000
                                                                                                         ------------
                                                                                                           79,555,436
                                                                                                         ------------
FINANCE-DIVERSIFIED - 1.30%
  12,000    Associates Corp. of North America...................  11/04/96 to 11/08/96  5.250 to 5.290     11,991,810
                                                                                                         ------------
FINANCE-INDEPENDENT - 1.62%
  15,000    National Rural Utilities Coop. Finance Corp.........  11/08/96 to 01/27/97  5.310 to 5.410     14,866,415
                                                                                                         ------------
FINANCE-SUBSIDIARY - 3.14%
  27,000    Deutsche Bank Financial Inc.........................  11/08/96 to 11/21/96       5.250         26,959,166
   2,000    National Australia Funding (Delaware) Inc...........        02/28/97             5.470          1,963,837
                                                                                                         ------------
                                                                                                           28,923,003
                                                                                                         ------------

               LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                                                 MATURITY
  (000)                                                                  DATES          INTEREST RATES      VALUE
---------                                                         --------------------  ---------------  ------------

COMMERCIAL PAPER@ - (CONCLUDED)

FOOD, BEVERAGE & TOBACCO - 1.13%
 $ 5,400    Kellogg Co..........................................        11/05/96            5.240%       $  5,396,856
   5,000    Nestle Capital Corp.................................        11/05/96             5.240          4,997,089
                                                                                                         ------------
                                                                                                           10,393,945
                                                                                                         ------------
GENERAL TRADE - 2.50%
  23,000    Mitsubishi International Corp.......................  11/01/96 to 11/19/96  5.250 to 5.330     22,960,625
                                                                                                         ------------
INSURANCE - 1.08%
  10,000    USAA Capital Corp...................................        11/18/96             5.390          9,974,547
                                                                                                         ------------
INSURANCE-PROPERTY, CASUALTY - 0.38%
   3,475    John Hancock Capital Corp...........................        12/10/96             5.260          3,455,198
                                                                                                         ------------
METALS & MINING - 1.69%
  10,700    RTZ America Inc.....................................        12/18/96             5.260         10,626,521
   5,000    U.S. Borax Inc......................................        12/19/96             5.470          4,963,533
                                                                                                         ------------
                                                                                                           15,590,054
                                                                                                         ------------
MISCELLANEOUS - 1.61%
  15,000    Beta Finance Inc....................................  01/21/97 to 03/12/97  5.340 to 5.500     14,779,781
                                                                                                         ------------
TOTAL COMMERCIAL PAPER (cost--$580,182,271).....................                                          580,182,271
                                                                                                         ------------
SHORT-TERM CORPORATE OBLIGATIONS - 11.82%
AUTO & TRUCK - 0.46%
   3,210    Ford Motor Credit Corp*.............................        11/04/96             5.833          3,217,030
   1,000    PACCAR Financial Corp...............................        04/10/97             5.060            997,888
                                                                                                         ------------
                                                                                                            4,214,918
                                                                                                         ------------
BANKING - 1.94%
   1,100    BankAmerica Corp....................................        07/15/97             6.000          1,101,957
   5,000    Comerica Bank Detroit*..............................        11/05/96             5.480          4,999,942
   5,000    F.C.C. National Bank*...............................        11/01/96             5.680          4,999,103
   6,750    Wachovia Bank of North Carolina*....................        11/01/96             5.297          6,748,697
                                                                                                         ------------
                                                                                                           17,849,699
                                                                                                         ------------
BROKER-DEALER - 4.45%
   4,000    Bear Stearns Companies, Inc.........................  01/24/97 to 07/03/97  5.160 to 5.970      4,000,000
   5,000    Bear Stearns Companies, Inc*........................        11/29/96             5.405          5,000,000
  22,000    Merrill Lynch & Co., Inc*...........................  11/01/96 to 11/05/96  5.430 to 5.560     21,998,627
  10,000    Morgan Stanley Group Inc*...........................        11/01/96             5.560         10,000,170
                                                                                                         ------------
                                                                                                           40,998,797
                                                                                                         ------------
BUSINESS SERVICES - 0.76%
   7,000    PHH Corp*...........................................        11/01/96             5.330          6,999,686
                                                                                                         ------------
FINANCE-CONSUMER - 1.20%
  10,950    American General Finance Corp.......................  04/01/97 to 05/15/97   5.80 to 7.150     10,998,879
                                                                                                         ------------

               LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                                                 MATURITY
  (000)                                                                  DATES          INTEREST RATES      VALUE
---------                                                         --------------------  ---------------  ------------

SHORT-TERM CORPORATE OBLIGATIONS - (CONCLUDED)

FINANCE-DIVERSIFIED - 0.94%
 $ 3,600    Associates of North America Corp*...................        06/15/97            8.625%       $  3,662,254
   5,000    CIT Group Holdings*.................................        11/01/96             5.350          4,997,758
                                                                                                         ------------
                                                                                                            8,660,012
                                                                                                         ------------
MISCELLANEOUS - 1.63%
  15,000    Beta Finance Inc.*..................................        11/05/96        5.460 to 5.540     15,000,000
                                                                                                         ------------
POLLUTION CONTROL - 0.44%
   4,000    WMX Technologies Inc................................        03/22/97             7.125          4,017,084
                                                                                                         ------------
TOTAL SHORT TERM CORPORATE OBLIGATIONS (cost--$108,739,075).....                                          108,739,075
                                                                                                         ------------
REPURCHASE AGREEMENTS - 2.14%
  19,730    Repurchase Agreement dated 10/31/96, with Citicorp
              Securities, Inc., collateralized by $20,500,000
              U.S. Treasury Bills, 5.500%, due 03/06/97;
              proceeds: $19,733,014 (cost--$19,730,000).........        11/01/96             5.500         19,730,000
                                                                                                         ------------
TOTAL INVESTMENTS (cost--$934,848,207, which approximates cost for
  federal income tax purposes)--101.62%.........................
                                                                                                          934,848,207
Liablilities in excess of other assets--(1.62)%.................                                          (14,927,501)
                                                                                                         ------------
NET ASSETS--100%................................................                                         $919,920,706
                                                                                                         ------------
                                                                                                         ------------

---------------
 * Variable rate security--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 1996 and reset periodically.

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--50 days

                 See accompanying notes to financial statements

              LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

               PORTFOLIO OF INVESTMENTS             OCTOBER 31, 1996 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY
  (000)                                                                  DATES          INTEREST RATES      VALUE
---------                                                         --------------------  ---------------  ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 92.03%
 $   500    U.S. Treasury Notes.................................        02/28/97            6.875%       $    502,857
  18,510    Federal Farm Credit Bank@...........................  11/06/96 to 01/02/97  5.140 to 5.400     18,496,422
   3,000    Federal Farm Credit Bank*...........................        06/03/97             5.515          2,999,577
  18,000    Federal Home Loan Bank@.............................  11/01/96 to 10/16/97  5.210 to 6.050     17,888,398
  12,000    Federal Home Loan Mortgage Corp.@...................  11/01/96 to 04/30/97  5.170 to 5.450     11,936,177
   5,750    Federal National Mortgage Association...............  12/26/96 to 01/23/97  5.070 to 5.300      5,749,021
   1,700    Student Loan Marketing Association..................  07/03/97 to 10/17/97  5.965 to 6.100      1,700,400
  11,000    Student Loan Marketing Association*.................  11/14/96 to 03/13/97  5.250 to 5.510     11,005,445
  13,480    Tennessee Valley Authority@.........................  11/14/96 to 11/26/96  5.150 to 5.170     13,437,739
                                                                                                         ------------
TOTAL U.S. GOVENMENT AND AGENCY OBLIGATIONS
(cost--$83,716,036).............................................                                           83,716,036
                                                                                                         ------------
TOTAL INVESTMENTS (cost--$83,716,036 which approximates cost for
  federal income tax purposes)--92.03%..........................                                           83,716,036
Other assets in excess of liabilities--7.97%**..................                                            7,252,278
                                                                                                         ------------
NET ASSETS--100%................................................                                         $ 90,968,314
                                                                                                         ------------
                                                                                                         ------------

---------------
 @ Interest rates shown are the discount rates at date of purchase.

 * Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of October 31, 1996 and reset periodically.

** Includes a receivable of $7,097,559 from the sale of $6,919,939 U.S. Treasury
   Notes, 6.125%, due May 31, 1997; sold on October 31, 1996, settling on November 1, 1996, yielding 5.407%.

                       Weighted Average Maturity--41 days

                 See accompanying notes to financial statements

              LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

               PORTFOLIO OF INVESTMENTS             OCTOBER 31, 1996 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 MATURITY
  (000)                                                                  DATES          INTEREST RATES      VALUE
---------                                                         --------------------  ---------------  ------------
U.S. GOVERNMENT SECURITIES - 62.28%
 $23,500    U.S. Treasury Bills@................................  11/07/96 to 09/18/97  4.790 to 5.475%  $ 23,391,490
     500    U.S. Treasury Notes.................................        02/28/97             6.875            502,834
                                                                                                         ------------
TOTAL U.S. GOVENMENT SECURITIES (cost--$23,894,324).............                                           23,894,324
                                                                                                         ------------
TOTAL INVESTMENTS (cost--$23,894,324, which approximates cost for
  federal income tax purposes)--62.28%..........................
                                                                                                           23,894,324
Other assets in excess of liabilities--37.72%*..................                                           14,473,021
                                                                                                         ------------
NET ASSETS--100%................................................                                         $ 38,367,345
                                                                                                         ------------
                                                                                                         ------------

---------------
@ Interest rates shown are the discount rates at date of purchase.

 * Includes a receivable of $14,505,096 from the sale of a $14,142,099 U.S. Treasury Note, 6.125%, due May 31, 1997; sold on October 31, 1996, settling on November 1, 1996, yielding 5.407%.

                       Weighted average maturity--21 days

                 See accompanying notes to financial statements

               LIQUID INSTITUTIONAL RESERVES

STATEMENT OF ASSETS AND LIABILITIES OCTOBER 31, 1996 (UNAUDITED)

                                                                                      MONEY       GOVERNMENT     TREASURY
                                                                                     MARKET       SECURITIES    SECURITIES
                                                                                      FUND           FUND          FUND
                                                                                  -------------  ------------  ------------
ASSETS
Investments in securities, at value (cost--$934,848,207, $83,716,036 and
  $23,894,324, respectively)....................................................  $ 934,848,207  $83,716,036   $ 23,894,324
Cash............................................................................            990           --            215
Interest receivable.............................................................      3,476,783      315,797          5,887
Receivable for investments sold.................................................             --    7,097,559     14,505,096
Receivable from investment adviser..............................................             --        4,676          7,778
Other assets....................................................................        105,351       31,644         36,496
                                                                                  -------------  ------------  ------------
Total assets....................................................................    938,431,331   91,165,712     38,449,796
                                                                                  -------------  ------------  ------------
LIABILITIES
Payable for investments purchased...............................................     16,462,798           --             --
Dividends payable...............................................................      1,899,027      195,533         76,523
Payable to affiliates...........................................................        144,190           --             --
Accrued expenses and other liablilties..........................................          4,610        1,865          5,928
                                                                                  -------------  ------------  ------------
Total liabilities...............................................................     18,510,625      197,398         82,451
                                                                                  -------------  ------------  ------------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited amount
  authorized)...................................................................    919,919,763   90,959,285     38,375,846
Accumulated net realized gains (losses) from investments........................            943        9,029         (8,501)
                                                                                  -------------  ------------  ------------
Net assets......................................................................  $ 919,920,706  $90,968,314   $ 38,367,345
                                                                                  -------------  ------------  ------------
                                                                                  -------------  ------------  ------------
Outstanding shares of beneficial interest ($0.001 par value):
Institutional Shares............................................................    919,919,763   90,959,285     38,375,846
                                                                                  -------------  ------------  ------------
                                                                                  -------------  ------------  ------------
Net asset value, offering price and redemption value per share..................          $1.00        $1.00          $1.00
                                                                                  -------------  ------------  ------------
                                                                                  -------------  ------------  ------------

                 See accompanying notes to financial statements

              LIQUID INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

                                                                                     MONEY       GOVERNMENT     TREASURY
                                                                                     MARKET      SECURITIES    SECURITIES
                                                                                      FUND          FUND          FUND
                                                                                  ------------   -----------   -----------

INVESTMENT INCOME:
Interest........................................................................  $ 16,388,912   $1,687,197    $  749,754
                                                                                  ------------   -----------   -----------

EXPENSES:
Investment advisory and administration..........................................       747,471       78,531        35,271
State and federal registration fees.............................................        53,181       14,592        23,399
Custody and accounting..........................................................        29,865       13,185        19,461
Reports and notices to shareholders.............................................        21,799        6,339         6,997
Legal and audit.................................................................        10,524        7,752         6,843
Transfer agency and service fees................................................         6,970        3,647         3,433
Trustees' fees..................................................................         6,125        6,125         6,125
Other expenses..................................................................        16,937          722         3,230
                                                                                  ------------   -----------   -----------
                                                                                       892,872      130,893       104,759
Less: Fee waivers and expense reimbursements from adviser.......................      (149,588)     (36,814)      (62,518)
                                                                                  ------------   -----------   -----------
Net expenses....................................................................       743,284       94,079        42,241
                                                                                  ------------   -----------   -----------
Net investment income...........................................................    15,645,628    1,593,118       707,513

NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.................................         8,060        7,722        22,780
                                                                                  ------------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $ 15,653,688   $1,600,840    $  730,293
                                                                                  ------------   -----------   -----------
                                                                                  ------------   -----------   -----------

                 See accompanying notes to financial statements

              LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX
                                                                                    MONTHS ENDED         FOR THE
                                                                                  OCTOBER 31, 1996     YEAR ENDED
                                                                                    (UNAUDITED)      APRIL 30, 1996
                                                                                  ----------------   ---------------
FROM OPERATIONS:
Net investment income...........................................................  $    15,645,628    $   14,502,633
Net realized gains (losses) from investment transactions........................            8,060              (110)
                                                                                  ----------------   ---------------
Net increase in net assets resulting from operations............................       15,653,688        14,502,523
                                                                                  ----------------   ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares.....................................      (15,645,628)      (14,509,640)
                                                                                  ----------------   ---------------

NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS................      498,034,148       201,041,615
                                                                                  ----------------   ---------------

Net increase in net assets......................................................      498,042,208       201,034,498

NET ASSETS:
Beginning of period.............................................................      421,878,498       220,844,000
                                                                                  ----------------   ---------------
End of period...................................................................  $   919,920,706    $  421,878,498
                                                                                  ----------------   ---------------
                                                                                  ----------------   ---------------

                 See accompanying notes to financial statements

              LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX
                                                                                    MONTHS ENDED        FOR THE
                                                                                  OCTOBER 31, 1996     YEAR ENDED
                                                                                    (UNAUDITED)      APRIL 30, 1996
                                                                                  ----------------   --------------
FROM OPERATIONS:
Net investment income...........................................................  $     1,593,118    $   2,626,268
Net realized gains from investment transactions.................................            7,722           50,911
                                                                                  ----------------   --------------
Net increase in net assets resulting from operations............................        1,600,840        2,677,179
                                                                                  ----------------   --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares.....................................       (1,593,118)      (2,675,931)
                                                                                  ----------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS.....       47,191,022      (11,134,345)
                                                                                  ----------------   --------------
Net increase (decrease) in net assets...........................................       47,198,744      (11,133,097)

NET ASSETS:
Beginning of period.............................................................       43,769,570       54,902,667
                                                                                  ----------------   --------------
End of period...................................................................  $    90,968,314    $  43,769,570
                                                                                  ----------------   --------------
                                                                                  ----------------   --------------

                 See accompanying notes to financial statements

              LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX
                                                                                    MONTHS ENDED        FOR THE
                                                                                  OCTOBER 31, 1996     YEAR ENDED
                                                                                    (UNAUDITED)      APRIL 30, 1996
                                                                                  ----------------   --------------
FROM OPERATIONS:
Net investment income...........................................................  $       707,513    $   1,115,176
Net realized gains from investment transactions.................................           22,780           35,745
                                                                                  ----------------   --------------
Net increase in net assets resulting from operations............................          730,293        1,150,921
                                                                                  ----------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares.....................................         (707,513)      (1,183,400)
                                                                                  ----------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS.....       18,720,488       (4,105,788)
                                                                                  ----------------   --------------

Net increase (decrease) in net assets...........................................       18,743,268       (4,138,267)

NET ASSETS:
Beginning of period.............................................................       19,624,077       23,762,344
                                                                                  ----------------   --------------
End of period...................................................................  $    38,367,345    $  19,624,077
                                                                                  ----------------   --------------
                                                                                  ----------------   --------------

                 See accompanying notes to financial statements

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

             ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

             Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

             The Funds offer two classes of shares, Institutional and Financial Intermediary. Each class represents interest in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and enjoy exclusive voting rights on matters relating to these services and fees. For the six months ended October 31, 1996, there were no Financial Intermediary shares outstanding.

             The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

             VALUATION AND ACCOUNTING FOR INVESTMENTS - Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

             REPURCHASE AGREEMENTS - The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and sub-adviser and sub-administrator of the Funds.

             DIVIDENDS AND DISTRIBUTIONS - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

             CONCENTRATION OF RISK

             The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

             INVESTMENT ADVISER AND ADMINISTRATOR

             The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets.

             Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract.

             For the six months ended October 31, 1996, PaineWebber has voluntarily undertaken to waive 0.05% of these advisory fees and reimburse a portion of expenses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institutional Shares and Financial Intermediary Shares, respectively.

             FEDERAL TAX STATUS

             Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

             At April 30, 1996, the Money Market Fund and the Treasury Securities Fund had net capital loss carryforwards of $7,030 and $29,965, respectively. These loss carryforwards are available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by April 30, 2004 for each Fund. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

             SHARES OF BENEFICIAL INTEREST

             There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                               INSTITUTIONAL SHARES
                                                                        -----------------------------------
                                                                          FOR THE SIX        FOR THE YEAR
                                                                          MONTHS ENDED          ENDED
                                                                        OCTOBER 31, 1996    APRIL 30, 1996
                                                                        ----------------   ----------------
MONEY MARKET FUND:
Shares sold...........................................................    3,234,027,569      3,503,837,331
Shares repurchased....................................................   (2,749,946,428)    (3,316,243,676)
Dividends reinvested..................................................       13,953,007         13,447,960
                                                                        ----------------   ----------------
Net increase in shares outstanding....................................      498,034,148        201,041,615
                                                                        ----------------   ----------------
                                                                        ----------------   ----------------

GOVERNMENT SECURITIES FUND:
Shares sold...........................................................      286,148,353        370,955,813
Shares repurchased....................................................     (240,382,463)      (384,645,929)
Dividends reinvested..................................................        1,425,132          2,555,771
                                                                        ----------------   ----------------
Net increase (decrease) in shares outstanding.........................       47,191,022        (11,134,345)
                                                                        ----------------   ----------------
                                                                        ----------------   ----------------

TREASURY SECURITIES FUND:
Shares sold...........................................................      215,529,852        376,474,093
Shares repurchased....................................................     (197,401,632)      (381,685,003)
Dividends reinvested..................................................          592,268          1,105,122
                                                                        ----------------   ----------------
Net increase (decrease) in shares outstanding.........................       18,720,488         (4,105,788)
                                                                        ----------------   ----------------
                                                                        ----------------   ----------------

             For the six months ended October 31, 1996 and for the year ended April 30, 1996, there were no transactions in Financial Intermediary Shares.

              LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

               FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                                                           FINANCIAL INTERMEDIARY
                                                           INSTITUTIONAL SHARES                                   SHARES**
                                     -----------------------------------------------------------------   ---------------------------
                                     FOR THE SIX                                                                      FOR THE PERIOD
                                     MONTHS ENDED          FOR THE YEARS ENDED          FOR THE PERIOD    FOR THE       MARCH 17,
                                     OCTOBER 31,                APRIL 30,               JUNE 3, 1991+    YEAR ENDED       1994+
                                         1996       ----------------------------------        TO         APRIL 30,          TO
                                     (UNAUDITED)     1996    1995++    1994     1993    APRIL 30, 1992     1995++     APRIL 30, 1994
                                     ------------   -------  -------  -------  -------  --------------   ----------   --------------
Net asset value, beginning of
  period...........................  $     1.00     $  1.00  $  1.00  $  1.00  $  1.00  $     1.00       $   1.00     $     1.00
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
Net investment income..............       0.026       0.055    0.048    0.030    0.031       0.044          0.027          0.004
Net realized losses from investment
  transactions.....................          --          --   (0.008)      --       --          --             --             --
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
Net increase from investment
  operations.......................       0.026       0.055    0.040    0.030    0.031       0.044          0.027          0.004
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
Dividends from net investment
  income...........................      (0.026)     (0.055)  (0.048)  (0.030)  (0.031)     (0.044)        (0.027)        (0.004)
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
Contribution to capital from
  predecessor adviser..............          --          --    0.008       --       --          --             --             --
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
Net asset value, end of period.....  $     1.00     $  1.00  $  1.00  $  1.00  $  1.00  $     1.00       $   1.00     $     1.00
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
Total investment return (1)........        2.64%       5.61%    4.91%    3.03%    3.16%       4.52%          3.10%          0.37%
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
                                     ------------   -------  -------  -------  -------  --------------   ----------       ------
Ratios/Supplemental Data:
Net assets, end of period (000's)..  $  919,921     $421,878 $220,844 $254,281 $385,618 $  335,868             --     $    9,000
Expenses to average net assets net
  of waivers/reimbursement from
  adviser..........................        0.25%*      0.31%    0.35%    0.33%    0.34%       0.30%*         0.60%*         0.58%*
Expenses to average net assets
  before waivers/reimbursement from
  adviser..........................        0.30%*      0.37%    0.37%    0.33%    0.36%       0.41%*         0.62%*         0.58%*
Net investment income to average
  net assets net of waivers/
  reimbursements from adviser......        5.22%*      5.47%    4.68%    2.96%    3.13%       4.76%*         4.17%*         2.93%*
Net investment income to average
  net assets before waivers/
  reimbursements from adviser......        5.17%*      5.41%    4.66%    2.96%    3.11%       4.65%*         4.15%*         2.93%*

-----------------
 + Commencement of issuance of shares.

 ++ Investment advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 * Annualized

 ** For the period ended October 31, 1996 and for the period December 24, 1994 to April 30, 1996 there were no outstanding Financial Intermediary Shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

              LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

               FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                                                                       FINANCIAL
                                                                                                                      INTERMEDIARY
                                                                  INSTITUTIONAL SHARES                                  SHARES**
                                       ---------------------------------------------------------------------------   --------------
                                        FOR THE SIX                                                                  FOR THE PERIOD
                                       MONTHS ENDED               FOR THE YEARS ENDED              FOR THE PERIOD    JULY 12, 1994+
                                        OCTOBER 31,                    APRIL 30,                    JUNE 3, 1991+          TO
                                           1996        -----------------------------------------         TO            APRIL 30,
                                        (UNAUDITED)      1996      1995++      1994       1993     APRIL 30, 1992        1995++
                                       -------------   --------   --------   --------   --------   ---------------   --------------
Net asset value, beginning of
  period.............................      $  1.00     $   1.00   $   1.00   $   1.00   $   1.00       $  1.00          $  1.00
                                       -------------   --------   --------   --------   --------   ---------------       ------
Net investment income................        0.026        0.053      0.048      0.029      0.031         0.044            0.032
Net realized gains (losses) from
  investment transactions............           --        0.001     (0.008)        --         --            --               --
                                       -------------   --------   --------   --------   --------   ---------------       ------
Net increase from investment
  operations.........................        0.026        0.054      0.040      0.029      0.031         0.044            0.032
                                       -------------   --------   --------   --------   --------   ---------------       ------
Dividends from net investment
  income.............................       (0.026)      (0.054)    (0.047)    (0.029)    (0.031)       (0.044)          (0.032)
                                       -------------   --------   --------   --------   --------   ---------------       ------
Contribution to capital from
  predecessor adviser................           --           --      0.007         --         --            --               --
                                       -------------   --------   --------   --------   --------   ---------------       ------
Net asset value, end of period.......      $  1.00     $   1.00   $   1.00   $   1.00   $   1.00       $  1.00          $  1.00
                                       -------------   --------   --------   --------   --------   ---------------       ------
                                       -------------   --------   --------   --------   --------   ---------------       ------
Total investment return (1)..........         2.58%        5.50%      4.61%      2.97%      3.13%         4.46%            3.31%
                                       -------------   --------   --------   --------   --------   ---------------       ------
                                       -------------   --------   --------   --------   --------   ---------------       ------
Ratios/Supplemental Data:
Net assets, end of period (000's)....      $90,968     $ 43,770   $ 54,903   $ 84,209   $102,611       $144,853              --
Expenses to average net assets net of
  waivers/reimbursements from
  adviser............................         0.30%*       0.32%      0.35%      0.35%      0.34%         0.30%*           0.60%*
Expenses to average net assets before
  waivers/reimbursements from
  adviser............................         0.42%*       0.56%      0.47%      0.37%      0.36%         0.41%*           0.72%*
Net investment income to average net
  assets net of waivers/
  reimbursements from adviser........         5.07%*       5.52%      4.75%      2.95%      3.11%         4.63%*           4.58%*
Net investment income to average net
  assets before waivers/
  reimbursements from adviser........         4.95%*       5.28%      4.63%      2.93%      3.09%         4.52%*           4.46%*

---------------
 + Commencement of issuance of shares.

 ++ Investment advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 * Annualized

 ** For the period ended October 31, 1996 and for the period March 22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized.

              LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

               FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                                INSTITUTIONAL SHARES
                                       -----------------------------------------------------------------------
                                          FOR THE SIX                                           FOR THE PERIOD
                                          MONTHS ENDED             FOR THE YEARS ENDED           DECEMBER 6,
                                          OCTOBER 31,                   APRIL 30,                   1991+
                                              1996          ----------------------------------        TO
                                          (UNAUDITED)        1996    1995++    1994     1993    APRIL 30, 1992
                                       ------------------   -------  -------  -------  -------  --------------
Net asset value, beginning of
  period.............................  $           1.00     $  1.00  $  1.00  $  1.00  $  1.00      $ 1.00
                                                -------     -------  -------  -------  -------     -------
Net investment income................             0.025       0.048    0.049    0.028    0.029       0.016
Net realized gains (losses) from
  investment transactions............                --       0.003   (0.002)      --       --          --
                                                -------     -------  -------  -------  -------     -------
Net increase from investment
  operations.........................             0.025       0.051    0.047    0.028    0.029       0.016
                                                -------     -------  -------  -------  -------     -------
Dividends from net investment
  income.............................            (0.025)     (0.051)  (0.047)  (0.028)  (0.029)     (0.016)
                                                -------     -------  -------  -------  -------     -------
Net asset value, end of period.......  $           1.00     $  1.00  $  1.00  $  1.00  $  1.00      $ 1.00
                                                -------     -------  -------  -------  -------     -------
                                                -------     -------  -------  -------  -------     -------
Total investment return (1)..........              2.50%       5.23%    4.75%    2.87%    2.89%       1.62%
                                                -------     -------  -------  -------  -------     -------
                                                -------     -------  -------  -------  -------     -------
Ratios/Supplemental Data:
Net assets, end of period (000's)....  $         38,367     $19,624  $23,762  $38,602  $ 8,064      $15,003
Expenses to average net assets net of
  waivers/ reimbursements from
  adviser............................              0.30%*      0.32%    0.22%    0.18%    0.33%       0.06%*
Expenses to average net assets before
  waivers/ reimbursements from
  adviser............................              0.74%*      0.94%    0.84%    0.76%    1.10%       2.05%*
Net investment income to average net
  assets net of
  waivers/reimbursements from
  adviser............................              5.01%*      5.71%    5.51%    3.66%    3.65%       5.88%*
Net investment income to average net
  assets before
  waivers/reimbursements from
  adviser............................              4.57%*      5.09%    4.89%    3.08%    2.88%       3.89%*

---------------
 + Commencement of issuance of shares.

 ++ Investment advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

 * Annualized

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year have not been annualized.

PaineWebber offers a family of 21 funds which encompass a diversified range of investment goals.

BOND FUNDS

-              High Income Fund
-              Investment Grade Income Fund
-              Low Duration U.S. Government Income Fund
-              Strategic Income Fund
-              U.S. Government Income Fund

TAX-FREE BOND FUNDS

-              California Tax-Free Income Fund
-              Municipal High Income Fund
-              National Tax-Free Income Fund
-              New York Tax-Free Income Fund

STOCK FUNDS

-              Capital Appreciation Fund
-              Financial Services Growth Fund
-              Growth Fund
-              Growth and Income Fund
-              Small Cap Fund
-              Utility Income Fund

ASSET ALLOCATION FUNDS

-              Balanced Fund
-              Tactical Allocation Fund

GLOBAL FUNDS

-              Emerging Markets Equity Fund
-              Global Equity Fund
-              Global Income Fund

PAINEWEBBER MONEY MARKET FUND



OCTOBER 31, 1996

SEMIANNUAL REPORT

LIQUID INSTITUTIONAL RESERVES


-C-1996 PaineWebber Incorporated
Member SIPC